Expected credit loss measurement - Scenario weights (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,468)	$ (1,029)	$ (1,054)
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (639)	$ 341
ECL with adjusted probabilities of scenario weights in percent of baseline	145.00%	149.00%
Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (131)
ECL with adjusted probabilities of scenario weights in percent of baseline	244.00%
Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (76)
ECL with adjusted probabilities of scenario weights in percent of baseline	138.00%
Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (206)
ECL with adjusted probabilities of scenario weights in percent of baseline	149.00%
Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (74)
ECL with adjusted probabilities of scenario weights in percent of baseline	115.00%
Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (152)
ECL with adjusted probabilities of scenario weights in percent of baseline	116.00%
Baseline ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (442)	$ 234
ECL with adjusted probabilities of scenario weights in percent of baseline	100.00%
Baseline ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (54)
ECL with adjusted probabilities of scenario weights in percent of baseline	100.00%
Baseline ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (55)
ECL with adjusted probabilities of scenario weights in percent of baseline	100.00%
Baseline ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (138)
ECL with adjusted probabilities of scenario weights in percent of baseline	100.00%
Baseline ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (64)
ECL with adjusted probabilities of scenario weights in percent of baseline	100.00%
Baseline ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (131)
ECL with adjusted probabilities of scenario weights in percent of baseline	100.00%
Severe downside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (999)
ECL with adjusted probabilities of scenario weights in percent of baseline	226.00%
Severe downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (302)
ECL with adjusted probabilities of scenario weights in percent of baseline	562.00%
Severe downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (123)
ECL with adjusted probabilities of scenario weights in percent of baseline	224.00%
Severe downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (298)
ECL with adjusted probabilities of scenario weights in percent of baseline	216.00%
Severe downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (93)
ECL with adjusted probabilities of scenario weights in percent of baseline	144.00%
Severe downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (183)
ECL with adjusted probabilities of scenario weights in percent of baseline	140.00%
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,336)
ECL with adjusted probabilities of scenario weights in percent of baseline	302.00%
Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (385)
ECL with adjusted probabilities of scenario weights in percent of baseline	717.00%
Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (131)
ECL with adjusted probabilities of scenario weights in percent of baseline	237.00%
Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (307)
ECL with adjusted probabilities of scenario weights in percent of baseline	222.00%
Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (129)
ECL with adjusted probabilities of scenario weights in percent of baseline	200.00%
Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (385)
ECL with adjusted probabilities of scenario weights in percent of baseline	294.00%
UBS AG
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,468)	(1,029)
UBS AG | Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (639)	$ 341
ECL with adjusted probabilities of scenario weights in percent of baseline	145.00%	149.00%
UBS AG | Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (131)
ECL with adjusted probabilities of scenario weights in percent of baseline	244.00%
UBS AG | Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (76)
ECL with adjusted probabilities of scenario weights in percent of baseline	138.00%
UBS AG | Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (206)
ECL with adjusted probabilities of scenario weights in percent of baseline	149.00%
UBS AG | Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (74)
ECL with adjusted probabilities of scenario weights in percent of baseline	115.00%
UBS AG | Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (152)
ECL with adjusted probabilities of scenario weights in percent of baseline	116.00%
UBS AG | Baseline ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (442)	$ 234
ECL with adjusted probabilities of scenario weights in percent of baseline	100.00%
UBS AG | Baseline ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (54)
ECL with adjusted probabilities of scenario weights in percent of baseline	100.00%
UBS AG | Baseline ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (55)
ECL with adjusted probabilities of scenario weights in percent of baseline	100.00%
UBS AG | Baseline ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (138)
ECL with adjusted probabilities of scenario weights in percent of baseline	100.00%
UBS AG | Baseline ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (64)
ECL with adjusted probabilities of scenario weights in percent of baseline	100.00%
UBS AG | Baseline ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (131)
ECL with adjusted probabilities of scenario weights in percent of baseline	100.00%
UBS AG | Severe downside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (999)
ECL with adjusted probabilities of scenario weights in percent of baseline	226.00%
UBS AG | Severe downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (302)
ECL with adjusted probabilities of scenario weights in percent of baseline	562.00%
UBS AG | Severe downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (123)
ECL with adjusted probabilities of scenario weights in percent of baseline	224.00%
UBS AG | Severe downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (298)
ECL with adjusted probabilities of scenario weights in percent of baseline	216.00%
UBS AG | Severe downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (93)
ECL with adjusted probabilities of scenario weights in percent of baseline	144.00%
UBS AG | Severe downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (183)
ECL with adjusted probabilities of scenario weights in percent of baseline	140.00%
UBS AG | Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,336)
ECL with adjusted probabilities of scenario weights in percent of baseline	302.00%
UBS AG | Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (385)
ECL with adjusted probabilities of scenario weights in percent of baseline	717.00%
UBS AG | Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (131)
ECL with adjusted probabilities of scenario weights in percent of baseline	237.00%
UBS AG | Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (307)
ECL with adjusted probabilities of scenario weights in percent of baseline	222.00%
UBS AG | Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (129)
ECL with adjusted probabilities of scenario weights in percent of baseline	200.00%
UBS AG | Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (385)
ECL with adjusted probabilities of scenario weights in percent of baseline	294.00%